Spectrum Low Volatility Fund

Investor Class Shares SVARX

Advisor Class Shares SVASX

Spectrum Active Advantage Fund

Investor Class Shares SAPEX

Spectrum Unconstrained Fund

Investor Class Shares SUNBX

EACH A SERIES OF ADVISORS PREFERRED TRUST

Supplement dated April 30, 2024
to the Statement of Additional Information dated February 1, 2024

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Elena Piper no longer serves as an assistant portfolio manager to the Funds. Any references to the contrary should be disregarded.

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This Supplement and the existing Prospectus and Summary Prospectuses (each as supplemented April 30, 2024) and Statement of Additional Information (“SAI”) dated February 1, 2024, provide relevant information for all shareholders and should be retained for future reference. These documents, which have been filed with the U.S Securities and Exchange Commission, are incorporated by reference. The Prospectus, Summary Prospectuses and SAI can be obtained without charge by visiting www.thespectrumfunds.com or by calling 1-866-862-9686.